UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-2557

DREYFUS MONEY MARKET INSTRUMENTS, INC.
Government Securities Series
Money Market Series
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	3/31/06

FORM N-Q
Item 1. Schedule of Investments.
STATEMENT OF INVESTMENTS
Dreyfus Money Market Instruments, Inc. Money Market Series
March 31, 2006 (Unaudited)

	Principal
Negotiable Bank Certificate of Deposit--14.6%	Amount ($)	Value ($)

Banca Intesa SpA (Yankee)
4.65%, 4/10/06	15,000,000	15,000,000
Bank of America N.A.
4.82%, 3/21/07	15,000,000 a	15,000,000
Credit Suisse (USA) Inc. (Yankee)
4.67%, 4/24/06	10,000,000	10,000,000
First Tennessee Bank N.A. Memphis
4.90%, 6/28/06	5,000,000	5,000,000
Fortis Bank (Yankee)
4.65%, 4/10/06	15,000,000	15,000,000
Natexis Banques Populaires (Yankee)
4.48%, 4/7/06	10,000,000	10,000,000
Royal Bank of Canada (Yankee)
4.70%, 5/16/06	10,000,000	10,000,000
Total Negotiable Bank Certificate of Deposit
(cost $80,000,000)		80,000,000

Commercial Paper--73.2%

Abbey National North America LLC
4.57%, 4/4/06	10,000,000	9,996,221
Alliance & Leicester PLC
4.92%, 6/23/06	20,000,000	19,775,900
Allied Irish Banks N.A. Inc.
4.58%, 4/4/06	10,000,000	9,996,217
Atlantis One Funding Corp.
4.58%, 4/4/06	10,000,000 b	9,996,208
Barclays U.S. Funding Corp.
4.48%, 4/5/06	10,000,000	9,995,078
Bear Stearns Cos. Inc.
4.58%, 4/3/06	10,000,000	9,997,472
BNP Paribas Finance Inc.
4.85%, 4/3/06	20,000,000	19,994,611
CAFCO LLC
4.48%, 4/4/06	10,000,000 b	9,996,308
Calyon
4.57%, 4/7/06	5,000,000	4,996,225
CC (USA) Inc.
4.90%, 6/23/06	15,000,000 b	14,832,617
Citigroup Global Markets Holdings Inc.
4.66%, 4/10/06	20,000,000	19,976,800
Credit Suisse (USA) Inc.
4.48%, 4/5/06	10,000,000	9,995,078
Crown Point Capital Co. LLC
4.71%, 5/17/06	5,000,000 b	4,970,292
Cullinan Finance Ltd.
4.93%, 6/22/06	20,000,000 b	19,778,144
Deutsche Bank Financial LLC
4.83%, 4/3/06	20,000,000	19,994,633
FCAR Owner Trust, Ser. II
4.66%, 4/24/06	15,000,000	14,955,725
Gemini Securitization Corp., LLC
4.57% - 4.66%, 4/3/06 - 4/24/06	25,000,000 b	24,953,203

General Electric Capital Corp.
4.93%, 6/29/06	20,000,000	19,759,206
Grampian Funding Ltd.
4.71% - 4.93%, 5/16/06 - 6/30/06	20,000,000 b	19,820,125
Harrier Finance Funding Ltd.
4.92%, 6/26/06	20,000,000 b	19,767,800
IXIS Corporate & Investment Bank
4.70%, 5/17/06	13,000,000	12,922,841
K2 (USA) LLC
4.93%, 6/28/06	10,000,000 b	9,880,956
Premier Asset Collateralized Entity LLC
4.90% - 4.92%, 6/22/06 - 6/26/06	20,000,000 b	19,773,656
Prudential Funding LLC
4.84%, 4/3/06	20,000,000	19,994,622
Scaldis Capital Ltd.
4.91%, 6/26/06	10,000,000 b	9,884,139
Skandinaviska Enskilda Banken AB
4.57%, 4/3/06	10,000,000	9,997,478
Skandinaviska Enskilda Banken AB
4.56%, 4/4/06	5,000,000	4,998,112
UBS Finance Delaware LLC
4.83%, 4/3/06	20,000,000	19,994,633
Total Commercial Paper
(cost $400,994,300)		400,994,300

Corporate Notes--4.6%

Toyota Motor Credit Corp.
4.81%, 8/8/06	10,000,000 a,b	10,000,000
Wells Fargo & Co.
4.60%, 4/3/06	15,000,000 a	15,000,000
Total Corporate Notes
(cost $25,000,000)		25,000,000

Short-Term Bank Notes--1.8%

Harris Bankcorp, Inc.
4.57%, 4/3/06
(cost $10,000,000)	10,000,000	10,000,000

Time Deposits--6.1%

Canadian Imperial Bank of Commerce (Grand Cayman)
4.88%, 4/3/06	20,000,000	20,000,000
State Street Bank and Trust Co., Boston, MA (Grand Cayman)
4.88%, 4/3/06	13,313,000	13,313,000
Total Time Deposits
(cost $33,313,000)		33,313,000

Total Investments (cost $549,307,300)	100.3%	549,307,300
Liabilities, Less Cash and Receivables	(.3%)	(1,547,835)
Net Assets	100.0%	547,759,465

a	Variable rate security-interest rate subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in
	transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities
	amounted to $173,653,448 or 31.7% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Money Market Instruments, Inc. Government Securities Series
March 31, 2006 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
U.S. Treasury Bills--39.0%	Purchase (%)	Amount ($)	Value ($)

5/4/06
(cost $99,598,500)	4.43	100,000,000	99,598,500

Repurchase Agreements--61.4%

ABN AMRO Bank N.V.
dated 3/31/2006, due 4/3/2006 in the amount of
$33,012,375 (fully collateralized by $34,325,000 U.S.
Treasury Bills, due 8/31/2006, value $33,660,811)	4.50	33,000,000	33,000,000
Banc of America Securities LLC
dated 3/31/2006, due 4/3/2006 in the amount of
$33,012,320 (fully collateralized by $32,421,000 U.S.
Treasury Notes, 6.50%, due 10/15/2006, value
$33,660,177)	4.48	33,000,000	33,000,000
Barclays Financial LLC
dated 3/31/2006, due 4/3/2006 in the amount of
$17,006,233 (fully collateralized by $18,067,770 U.S.
Treasury Strips, due 2/15/2007, value $17,340,000)	4.40	17,000,000	17,000,000
Barclays Financial LLC
dated 3/31/2006, due 4/3/2006 in the amount of
$8,168,082 (fully collateralized by $12,248,041 U.S.
Treasury Strips, due 2/15/2014, value $8,328,300)	4.53	8,165,000	8,165,000
Bear Stearns Cos. Inc.
dated 3/31/2006, due 4/3/2006 in the amount of
$33,012,238 (fully collateralized by $33,245,000 U.S.
Treasury Notes, 3.50%, due 11/15/2006, value
$33,401,252)	4.45	33,000,000	33,000,000
Morgan Stanley
dated 3/31/2006, due 4/3/2006 in the amount of
$33,012,293 (fully collateralized by $75,328,000 U.S.
Treasury Strips, due 2/15/2022, value $33,660,317)	4.47	33,000,000	33,000,000
Total Repurchase Agreements
(cost $157,165,000)			157,165,000

Total Investments (cost $256,763,500)		100.4%	256,763,500
Liabilities, Less Cash and Receivables		(.4%)	(1,092,054)
Net Assets		100.0%	255,671,446

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MONEY MARKET INSTRUMENTS, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	May 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	May 23, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	May 23, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)